34. Basic and diluted earnings per share (Details) - ARS ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Basic And Diluted Earnings Per Share Details Abstract
Profit (Loss) for the period attributable to the owners of the Company	$ 4,297,466	$ 5,080,635	$ 240,771
Weighted average number of common shares outstanding	890,492,000	898,280,000	897,043,000
Basic and diluted profit (loss) earnings per share - in pesos	$ 4.83	$ 5.66	$ 0.27